Post-Employment and Other Non-current Employee Benefits - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Impact on absolute terms of variation in the assumptions on net defined benefit liability	1.00%
Mexican Federal Government Instruments [member]
Disclosure of defined benefit plans [line items]
Percentage of fund assets	10.00%
Subsidiaries [member]
Disclosure of defined benefit plans [line items]
Percentage of plan asset investment for related parties	30.00%